Income Taxes Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Current Federal Tax Expense (Benefit)	$ 0	$ 0	$ 45
Current State and Local Tax Expense (Benefit)	193	324	274
Current Foreign Tax Expense (Benefit)	62	54	0
Income Taxes Paid	255	378	319
Deferred Federal Income Tax Expense (Benefit)	843	843	843
Deferred State and Local Income Tax Expense (Benefit)	126	126	126
Deferred income taxes	969	969	969
Income Tax Expense (Benefit)	1,224	1,347	1,288
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	(0.60%)	(2.70%)	(1.50%)
Permanent Items	(7.20%)	(0.70%)	(0.80%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	(30.80%)	(44.00%)	(40.00%)
Effective Income Tax Rate, Continuing Operations	(3.60%)	(12.40%)	(7.30%)
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	5,016	7,382
Deferred Tax Assets, Deferred Income	4,042	4,625
Deferred Tax Assets Other Current	403	325
Deferred Tax Assets, Net, Current	9,461	12,332
Operating Loss Carryforwards	59,559	78,504
Deferred Tax Assets Customer Lists	6,545	7,215
Deferred Tax Assets Trademark	1,562	1,741
Deferred Tax Assets Other Non-Current	4,156	4,818
Deferred Tax Assets, Net, Noncurrent	71,822	92,278
Deferred Tax Assets, Gross	81,283	104,610
Deferred Tax Liabilities, Other	231	249
Deferred Tax Liabilities, Current	231	249
Deferred Tax Liabilities Customer Lists	2,395	3,568
Deferred Tax Liabilities Other Non-Current Liabilities	90	775
Deferred Tax Liabilities, Goodwill and Intangible Assets, Goodwill	5,948	4,979
Deferred Tax Liabilities Accelerated Depreciation	6,590	7,552
Deferred Tax Liabilities, Noncurrent	15,023	16,874
Deferred Tax Liabilities Valuation Allowance	(62,747)	(80,383)
Deferred Tax Assets, Valuation Allowance	(9,230)	(12,083)
Deferred Tax Assets (Liabilities), Net	(5,948)	(4,979)
Valuation Allowance, Deferred Tax Asset, Change in Amount	(20,489)
Pre-Tax Net Operating Losses	80,946
Operating Loss Carryforwards	$ 155,710